UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-08167

Exact name of registrant as specified in charter:	Dryden Small-Cap Core
Equity Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	William V. Healey
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-2991

Date of fiscal year end:	10/31/2004

Date of reporting period:	4/30/2004

Item 1 –	Reports to Stockholders – [ INSERT REPORT ]

Dryden Small-Cap Core Equity Fund, Inc.

APRIL 30, 2004	SEMIANNUAL REPORT

FUND TYPE

Small-capitalization stock

OBJECTIVE

Long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

Dear Shareholder,

June 18, 2004

As the U.S. stock market slowed in 2004 following its particularly strong performance in 2003, some investors still seemed to be watching developments from the sidelines. Though the economy appears sound, given the unsettled global political climate and the potential for rising interest rates in the United States, we can understand why some investors may want to remain cautious. For those with long-term goals, a broadly diversified asset allocation can increase your chances of participating in economic growth.

We recommend that you develop a diversified asset allocation strategy in consultation with a financial professional who knows you and who understands your reasons for investing, the time you have to reach your goals, and the amount of risk you are comfortable assuming. JennisonDryden mutual funds offer a wide range of investment choices, and your financial professional can help you choose the appropriate funds to implement your strategy.

Whether you are investing for your retirement, your children’s education, or some other purpose, JennisonDryden mutual funds offer the experience, resources, and professional discipline of three leading asset managers that can make a difference for you. JennisonDryden equity funds are managed by Jennison Associates and Quantitative Management (QM). Prudential Fixed Income manages the JennisonDryden fixed income and money market funds. Jennison Associates, QM, and Prudential Fixed Income are part of Prudential Investment Management.

Thank you for your confidence in JennisonDryden mutual funds.

Sincerely,

Judy A. Rice, President

Dryden Small-Cap Core Equity Fund, Inc.

Dryden Small-Cap Core Equity Fund, Inc.	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden Small-Cap Core Equity Fund, Inc. (the Fund) is long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain current performance data to the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852.

Cumulative Total Returns[1] as of 4/30/04
	Six Months	One Year	Five Years	Since Inception[2]
Class A	6.98%	38.71%	65.80%	35.50%
Class B	6.55	37.64	59.42	28.90
Class C	6.55	37.64	59.42	28.90
Class Z	7.04	38.91	67.66	37.57
S&P SmallCap 600 Index[3]	8.47	39.94	67.92	62.84
Lipper Small-Cap Core Funds Avg.[4]	8.28	41.86	69.75	57.04

Average Annual Total Returns[1] as of 3/31/04
		One Year	Five Years	Since Inception[2]
Class A		46.56%	11.96%	4.57%
Class B		49.03	12.27	4.70
Class B—Return After Taxes on Distribution		49.03	12.27	4.60
Class B—Return After Taxes on Distribution and Sale of Fund Shares		31.87	10.22	3.78
Class C		53.03	12.39	4.70
Class Z		55.53	13.51	5.75
S&P SmallCap 600 Index[3]		56.49	13.11	8.46
Lipper Small-Cap Core Funds Avg.[4]		60.36	13.32	7.55

1Source: Prudential Investments LLC and Lipper Inc. The cumulative total returns do not take into account applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. The average annual total returns take into account applicable sales charges. Without the distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Through March 14, 2004, the Fund charged a maximum front-end sales charge of 5% for Class A shares and a 12b-1 fee of up to 0.30% annually. Effective March 15, 2004, Class A shares are subject to a maximum front-end sales charge of 5.50% and a 12b-1 fee of up to 0.30% annually. Investors who purchase Class A shares in an amount of $1 million or more do not pay a front-end sales charge, but are subject to a contingent deferred sales charge (CDSC) of 1% for shares sold within 12 months of purchase. Class B shares are subject to a

2	Visit our website at www.jennisondryden.com

declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% for the first six years respectively after purchase, and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Through February 1, 2004, Class C shares were subject to a front-end sales charge of 1%, a CDSC of 1% for shares redeemed within 18 months of purchase, and a 12b-1 fee of 1% annually. Class C shares purchased on or after February 2, 2004 are not subject to a front-end sales charge, the CDSC of 1% for Class C shares purchased on or after that date will apply for 12 months from the date of purchase, and the annual 12b-1 fee will remain 1%. Class Z shares are not subject to a sales charge or 12b-1 fee. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class B shares. After-tax returns for other share classes will vary due to differing sales charges and expenses. Past performance, before and after taxes, does not mean that the Fund will achieve similar results in the future.

2Inception date: 11/10/97.

3The Standard & Poor’s SmallCap 600 Index (S&P SmallCap 600 Index) is an unmanaged, capital-weighted index of 600 smaller-company U.S. common stocks that cover all industry sectors. It gives a broad look at how small-cap stock prices in the U.S. have performed.

4The Lipper Small-Cap Core Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Small-Cap Core Funds category for the periods noted. Funds in the Lipper Small-Cap Core Funds category invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap core funds have wide latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared with the S&P SmallCap 600 Index. Investors cannot invest directly in an index. The returns for the S&P SmallCap 600 Index and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/04
NVR Inc., Household Durables	1.0%
SCP Pool Corp., Leisure Equipment & Products	1.0
IDEXX Laboratories, Inc., Biotechnology	0.9
New Century Financial Corp., Financial Services	0.9
Corn Products International, Inc., Food Products	0.8

Holdings are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/04
Commercial Services & Supplies	6.5%
Healthcare Equipment & Supplies	6.2
Banking	5.5
Oil & Gas	5.5
Healthcare Providers & Services	4.5

Industry weightings are subject to change.

Dryden Small-Cap Core Equity Fund, Inc.	3

This Page Intentionally Left Blank

Portfolio of Investments

APRIL 30, 2004	SEMIANNUAL REPORT

Dryden Small-Cap Core Equity Fund, Inc.

Portfolio of Investments

as of April 30, 2004 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 99.1%
COMMON STOCKS
CONSUMER DISCRETIONARY 20.6%

Auto & Truck 2.9%
1,200	Coachmen Industries, Inc.	$19,116
2,900	Group 1 Automotive, Inc.(a)	100,224
14,000	Oshkosh Truck Corp.	716,800
18,200	Pep Boys—Manny, Moe & Jack(b)	499,954
2,200	Thor Industries, Inc.	61,292
8,900	Tower Automotive, Inc.(a)(b)	45,568
22,200	Wabash National Corp.(a)	564,102
21,900	Winnebago Industries, Inc.	631,377

		2,638,433

Distributors 0.3%
11,400	Applied Industrial Technologies, Inc.	299,592

Hotels, Restaurants & Leisure 4.1%
12,900	Argosy Gaming Co.(a)	479,751
27,400	Aztar Corp.(a)	709,660
14,000	CEC Entertainment, Inc.(a)	478,380
6,700	IHOP Corp.	248,905
16,200	Jack in the Box, Inc.(a)	438,696
4,100	Landry’s Restaurants, Inc.	137,268
3,800	Lone Star Steakhouse & Saloon, Inc.	116,850
7,500	P.F. Chang’s China Bistro, Inc.(a)(b)	366,450
5,900	Papa John’s International, Inc.(a)(b)	197,355
3,400	Pinnacle Entertainment, Inc.(a)	38,828
1,100	Prime Hospitality Corp.(a)	11,055
14,800	Ryan’s Family Steak Houses, Inc.(a)	268,472
1,500	Sonic Corp.(a)	48,405
9,000	The Steak n Shake Co.(a)	169,650

		3,709,725

Household Durables 3.8%
4,000	Bassett Furniture Industries, Inc.	71,760
9,100	Department 56, Inc.(a)	146,237
3,600	Harman International Industries, Inc.	273,060
4,500	La-Z-Boy, Inc.(b)	93,780
8,008	M.D.C. Holdings, Inc.	494,814
2,000	NVR, Inc.(a)(b)	902,000
6,800	Ryland Group, Inc.(b)	536,860

See Notes to Financial Statements.

6	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

500	Salton, Inc.(a)	$4,525
13,500	Standard Pacific Corp.(b)	680,940
100	Stanley Furniture Co., Inc.	4,000
2,700	Toro Co.	157,005

		3,364,981

Leisure Equipment & Products 2.1%
11,200	Arctic Cat, Inc.	266,000
15,100	Electronics Boutique Holdings Corp.(a)(b)	408,455
8,600	Polaris Industries, Inc.(b)	368,940
21,687	SCP Pool Corp.(a)	872,034

		1,915,429

Media 0.3%
9,400	ADVO, Inc.	295,160

Multiline Retail 0.9%
16,000	Fred’s, Inc. (Class A)(b)	297,120
24,000	ShopKo Stores, Inc.(a)	318,240
3,600	Urban Outfitters, Inc.(a)	166,212

		781,572

Specialty Retail 3.6%
9,050	AnnTaylor Stores Corp.(a)(b)	366,797
200	bebe Stores, Inc.(a)	6,380
7,400	Building Material Holdings Corp.	121,656
6,000	Burlington Coat Factory Warehouse Corp.	113,760
15,700	Cato Corp. (Class A)	314,314
14,800	Dress Barn, Inc.(a)	248,936
1,000	Haverty Furniture Cos., Inc.	18,070
26,450	Hot Topic, Inc.(a)	588,777
6,400	J.Jill Group, Inc.(a)	135,552
4,700	JAKKS Pacific, Inc.(a)(b)	81,639
1,710	Jo-Ann Stores, Inc.(a)	48,342
400	Jones Apparel Group, Inc.	14,640
25,950	Pacific Sunwear of California, Inc.(a)	557,146
5,100	Regis Corp.	221,442
2,700	The Childrens Place Retail Stores, Inc.(a)	71,118
1,100	The Men’s Wearhouse, Inc.(a)	28,039
5,800	Tractor Supply Co.(a)	226,548
300	Zale Corp.(a)	16,776

		3,179,932

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	7

Portfolio of Investments

as of April 30, 2004 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Textiles, Apparel & Luxury Goods 2.6%
1,100	Angelica Corp.	$25,300
14,700	Brown Shoe Co., Inc.	537,726
24,450	Fossil, Inc.(a)	598,781
10,600	K-Swiss, Inc. (Class A)	206,806
10,900	Kellwood Co.	430,005
1,300	OshKosh B’Gosh, Inc. (Class A)	30,056
4,100	Quiksilver, Inc.(a)	88,683
16,200	Russell Corp.	269,406
5,500	Wolverine World Wide, Inc.(b)	147,840

		2,334,603
CONSUMER STAPLES 3.0%

Food & Drug Retailing 0.2%
6,400	Casey’s General Stores, Inc.	105,984
1,900	Great Atlantic & Pacific Tea Co., Inc.(a)	15,200
2,800	Nash-Finch Co.	57,876
1,600	United Natural Foods, Inc.(a)	40,080

		219,140

Food Products 2.5%
17,900	Corn Products International, Inc.	760,750
14,450	Flowers Foods, Inc.	353,880
11,900	International Multifoods Corp.(a)	295,715
5,100	J & J Snack Foods Corp.(a)	194,973
17,300	Ralcorp Holdings, Inc.(a)	602,213

		2,207,531

Household Products 0.3%
8,900	WD-40 Co.	270,115
ENERGY 6.5%

Energy Equipment Services 1.0%
1,800	Advanced Energy Industries, Inc.(a)(b)	23,832
4,900	Cimarex Energy Co.(a)	135,191
2,500	Key Energy Services, Inc.(a)	26,650
16,900	Oceaneering International, Inc.(a)	473,200
350	SEACOR SMIT, Inc.(a)	14,518
8,800	TETRA Technologies, Inc.(a)	210,408

		883,799

See Notes to Financial Statements.

8	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

Oil & Gas 5.5%
9,900	Atwood Oceanics, Inc.(a)(b)	$362,835
7,700	CARBO Ceramics, Inc.	498,036
2,300	CONSOL Energy, Inc.(b)	65,849
3,200	Lone Star Technologies, Inc.(a)	65,600
9,000	Maverick Tube Corp.(a)	203,670
11,100	Newfield Exploration Co.(a)	584,748
16,800	Nuevo Energy Co.(a)	579,600
14,762	Patina Oil & Gas Corp.(b)	410,384
8,100	Plains Exploration & Production Co.(a)	159,570
5,900	Plains Resources, Inc.(a)	106,318
1,300	Prima Energy Corp.(a)	48,269
5,900	Spinnaker Exploration Co.(a)	210,453
11,700	Stone Energy Corp.(a)(b)	575,640
2,200	Swift Energy Co.(a)	47,718
26,400	Unit Corp.(a)(b)	745,800
16,300	Vintage Petroleum, Inc.	245,641

		4,910,131
FINANCIALS 12.7%

Banking 5.5%
300	Banner Corp.	7,719
15,600	Commercial Federal Corp.	400,296
11,400	Community First Bankshares, Inc.	366,852
27,450	Dime Community Bancshares, Inc.	469,395
1,400	East West Bancorp, Inc.(b)	78,862
10,200	First BanCorp.	375,972
12,450	First Midwest Bancorp, Inc.	420,188
3,200	First Republic Bank	121,920
18,700	Flagstar Bancorp, Inc.(b)	382,041
8,500	Hudson United Bancorp	303,705
1,000	Local Financial Corp.(a)	21,790
7,500	MAF Bancorp, Inc.	306,375
13,190	Provident Bankshares Corp.	371,562
17,220	Republic Bancorp, Inc.	224,032
1,700	Riggs National Corp.	30,753
600	Sterling Financial Corp.(a)	19,806
900	Susquehanna Bancshares, Inc.	21,060
18,600	UCBH Holdings, Inc.(b)	688,572
7,000	United Bankshares, Inc.	210,070
2,950	Whitney Holding Corp.	120,950

		4,941,920

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	9

Portfolio of Investments

as of April 30, 2004 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Financial Services 3.6%
2,300	A.G. Edwards, Inc.	$84,157
8,700	Downey Financial Corp.	419,775
9,700	FirstFed Financial Corp.(a)	392,074
3,600	Investment Technology Group, Inc.(a)(b)	51,588
13,600	Irwin Financial Corp.	321,640
14,700	Knight Trading Group, Inc.(a)(b)	170,814
700	Netbank, Inc.	7,553
19,150	New Century Financial Corp.(b)	812,535
4,000	Piper Jaffray Cos., Inc.(a)	193,680
400	Sound Federal Bancorp, Inc.	5,280
13,533	SWS Group, Inc.	219,776
11,800	Wintrust Financial Corp.(b)	560,382
900	World Acceptance Corp.(a)	13,770

		3,253,024

Insurance 2.2%
1,600	American Financial Group, Inc.(b)	49,120
400	American Physicians Capital, Inc.(a)	9,301
6,309	Delphi Financial Group, Inc. (Class A)	253,369
500	Everest Re Group Ltd.	42,590
15,200	LandAmerica Financial Group, Inc.	626,392
1,000	Ohio Casualty Corp.(a)	19,620
800	Philadelphia Consolidated Holding Corp.(a)	46,192
10,200	Presidential Life Corp.	164,118
6,400	Selective Insurance Group, Inc.(b)	228,864
11,200	Stewart Information Services Corp.	397,600
6,400	UICI(a)	110,784

		1,947,950

Real Estate Investment Trusts 1.4%
200	Associated Estates Reality Corp.	1,630
3,600	Boykin Lodging Co.	28,404
2,500	Capital Automotive REIT	70,325
8,900	Colonial Properties Trust	313,992
5,000	Cornerstone Reality Income Trust, Inc.	37,650
3,200	Equity One, Inc.	52,480
15,500	Glenborough Realty Trust, Inc.	291,245
15,200	Kilroy Realty Corp.	476,520
100	National Health Investors, Inc.	2,397
800	Sizeler Property Investors, Inc.	7,976

		1,282,619

See Notes to Financial Statements.

10	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

HEALTHCARE 13.4%

Biotechnology 1.7%
13,800	IDEXX Laboratories, Inc.(a)(b)	$845,388
8,300	Savient Pharmaceuticals, Inc.(a)	31,125
15,500	Techne Corp.(a)(b)	603,880

		1,480,393

Healthcare Equipment & Supplies 6.2%
14,800	Advanced Medical Optics, Inc.(a)(b)	466,792
1,400	American Medical Systems Holdings, Inc.(a)	36,344
200	Becton, Dickinson & Co.	10,110
9,400	Cooper Cos., Inc.(a)(b)	507,600
3,100	Cytyc Corp.(a)	66,340
3,300	Datascope Corp.	109,296
7,000	Diagnostic Products Corp.(b)	298,620
6,900	ICU Medical, Inc.(a)(b)	230,253
13,100	Invacare Corp.(b)	521,773
3,600	Kensey Nash Corp.(a)	116,640
1,900	Kyphon, Inc.(a)	47,690
10,200	Mentor Corp.(b)	323,340
4,800	Merit Medical Sysems, Inc.(a)	75,408
300	Molecular Devices Corp.(a)	5,880
900	Osteotech, Inc.(a)	5,976
16,100	PolyMedica Corp.(b)	448,224
5,800	Possis Medical, Inc.(a)	147,494
2,300	ResMed, Inc.(a)	113,344
10,000	Respironics, Inc.(a)	524,100
12,900	Sola International, Inc.(a)	264,708
25,200	Sybron Dental Specialties, Inc.(a)	737,100
6,100	Theragenics Corp.(a)	31,964
4,500	Vital Signs, Inc.	144,585
10,700	Wilson Greatbatch Technologies, Inc.(a)	369,150

		5,602,731

Healthcare Providers & Services 4.5%
1,400	American Healthways, Inc.(a)(b)	33,922
2,700	AMERIGROUP Corp.(a)	112,077
21,750	AmSurg Corp.(a)	525,697
4,500	Apria Healthcare Group, Inc.(a)	129,780
6,400	Bally Total Fitness Holding Corp.(a)	26,368
4,700	CONMED Corp.(a)	115,996
7,000	Hooper Holmes, Inc.	38,570

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	11

Portfolio of Investments

as of April 30, 2004 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

6,900	LifePoint Hospitals, Inc.(a)(b)	$246,744
3,800	Owens & Minor, Inc.	92,340
9,000	PAREXEL International Corp.(a)	175,860
5,000	Pediatrix Medical Group, Inc. (a)	357,500
1,400	Priority Healthcare Corp. (Class B)(a)	28,070
9,200	Province Healthcare Co.(a)	147,108
13,800	RehabCare Group, Inc.(a)	282,210
4,300	Renal Care Group, Inc.(a)(b)	212,764
14,800	Sierra Health Services, Inc.(a)(b)	549,820
20,400	United Surgical Partners International, Inc.(a)	738,888
17,200	US Oncology, Inc.(a)	256,280

		4,069,994

Pharmaceuticals 1.0%
4,500	Bradley Pharmaceuticals, Inc.(a)	117,990
8,320	Caremark Rx, Inc.(a)	281,632
100	Closure Medical Corp.(a)	2,597
7,400	First Horizon Pharmaceutical Corp.(a)	114,774
1,300	Kos Pharmaceuticals, Inc.(a)	53,508
5,600	MGI Pharma, Inc.(a)	346,192

		916,693
INDUSTRIALS 20.8%

Aerospace/Defense 2.9%
8,987	Alliant Techsystems, Inc.(a)(b)	532,839
15,100	Armor Holdings, Inc.(a)	498,904
6,600	Curtiss-Wright Corp.	310,860
5,800	DRS Technologies, Inc.(a)	163,850
11,250	Engineered Support Systems, Inc.(a)(b)	547,088
9,300	GenCorp, Inc.	98,673
5,300	Kaman Corp. (Class A)	65,879
13,700	Mercury Computer Systems, Inc.(a)(b)	306,880
1,300	Moog, Inc. Class A(a)	42,900

		2,567,873

Building Products 2.5%
8,100	ElkCorp	224,532
8,450	Florida Rock Industries, Inc.(b)	336,226
19,390	Griffon Corp.(a)(b)	425,610
300	Hughes Supply, Inc.	16,767
27,000	Lennox International, Inc.	451,170
1,000	Louisiana-Pacific Corp.	23,590

See Notes to Financial Statements.

12	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

2,800	Simpson Manufacturing Co., Inc.	$146,048
11,000	Universal Forest Products, Inc.	297,990
10,400	Watsco, Inc.	303,160

		2,225,093

Commercial Services & Supplies 6.5%
15,700	ABM Industries, Inc.	289,822
19,800	Administaff, Inc.(a)(b)	346,500
6,700	Bowne & Co., Inc.	113,431
2,300	Central Parking Corp.(b)	43,907
15,900	Checkpoint Systems, Inc.(a)	255,513
4,800	Consolidated Graphics, Inc.(a)	179,136
6,200	Education Management Corp.(a)	219,852
16,900	eFunds Corp.(a)	271,414
9,000	FactSet Research Systems, Inc.(b)	357,840
4,600	G & K Services, Inc. (Class A)	174,340
7,400	Global Payments, Inc.	355,052
3,600	Imagistics International, Inc.(a)	145,764
2,100	IMC Global, Inc.(a)(b)	26,397
15,200	John H. Harland Co.	468,312
24,300	Kroll, Inc.(a)(b)	720,252
2,800	Labor Ready, Inc.(a)	35,392
2,600	MAXIMUS, Inc.(a)	91,000
11,500	MemberWorks, Inc.(a)	339,365
2,800	Mobile Mini, Inc.(a)	53,900
300	Mueller Industries, Inc.	10,065
1,000	Myers Industries, Inc.	14,110
4,300	New England Business Service, Inc.	149,253
13,200	Pegasus Solutions, Inc.(a)	141,240
5,700	Pre-Paid Legal Services, Inc.(a)(b)	142,500
200	Roto-Rooter, Inc.	9,680
11,800	SOURCECORP, Inc.(a)	303,142
2,100	StarTek, Inc.	68,145
10,100	United Stationers, Inc.(a)	383,800
1,400	URS Corp.(a)	36,162
2,500	Volt Information Sciences, Inc.(a)	64,525
1,400	Waste Connections, Inc.(a)(b)	56,378

		5,866,189

Construction & Engineering 0.3%
19,100	Shaw Group, Inc.(a)(b)	229,200

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	13

Portfolio of Investments

as of April 30, 2004 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Electrical Equipment 2.3%
18,250	A.O. Smith Corp.	$545,675
9,800	Acuity Brands, Inc.	239,806
10,800	Artesyn Technologies, Inc.(a)	99,468
300	Belden, Inc.	5,247
6,600	Brady Corp. (Class A)	256,476
9,600	C&D Technologies	148,800
1,200	Energizer Holdings, Inc.(a)(b)	51,960
23,000	Paxar Corp.(a)(b)	379,040
5,600	Woodward Governor Co.	349,104

		2,075,576

Industrial Conglomerates
1,700	Lydall, Inc.(a)	16,592
1,100	Tredegar Corp.	14,619

		31,211

Machinery 3.9%
5,000	Albany International Corp. (Class A)(b)	152,500
3,200	Baldor Electric Co.(b)	72,256
3,900	Barnes Group, Inc.	106,275
7,700	Briggs & Stratton Corp.(b)	539,000
5,300	CLARCOR, Inc.	233,306
1,100	CUNO, Inc.(a)	48,466
2,100	Dionex Corp.(a)(b)	107,163
11,000	Esterline Technologies Corp.(a)	272,250
4,800	Gardner Denver, Inc.(a)	125,856
10,499	Graco, Inc.	296,072
5,800	IDEX Corp.	274,050
10,200	JLG Industries, Inc.	150,858
7,900	Kaydon Corp.(b)	220,963
800	Regal-Beloit Corp.	16,008
17,850	Reliance Steel & Aluminum Co.	589,407
3,000	Robbins & Myers, Inc.	65,580
1,700	Stewart & Stevenson Services, Inc.	27,166
900	Tecumseh Products Co. (Class A)	34,983
2,600	Thomas Industries, Inc.	87,750
2,600	Timken Co.	57,356
2,400	Valmont Industries, Inc.	49,200

		3,526,465

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Transportation 2.4%
3,800	Arkansas Best Corp.	$98,762
12,000	Atlantic Coast Airlines Holdings, Inc.(a)	78,600
11,200	ExpressJet Holdings, Inc.(a)(b)	142,464
6,600	J.B. Hunt Transport Services, Inc.(b)	208,956
20,700	Knight Transportation, Inc.(a)	533,232
12,500	Landstar Systems, Inc.(a)(b)	562,000
2,500	Mesa Air Group, Inc.(a)	17,675
8,700	Offshore Logistics, Inc.(a)	190,965
13,600	SkyWest, Inc.	247,520
2,400	USF Corp.(b)	79,800

		2,159,974
INFORMATION TECHNOLOGY 14.2%

Communications Equipment 1.7%
24,300	Adaptec, Inc.(a)	190,026
3,800	Aeroflex, Inc.(a)	47,804
500	Applied Signal Technology, Inc.	13,520
7,600	Black Box Corp.(b)	387,220
400	Brooktrout, Inc.(a)	4,056
11,300	Cable Design Technologies Corp.(a)	96,389
400	Catapult Communications Corp.(a)	7,524
5,600	CommScope, Inc.(a)	98,056
2,500	Digi International, Inc.(a)	24,300
19,000	Inter-Tel, Inc.	454,860
1,100	Plantronics, Inc.(a)	41,745
1,700	Polycom, Inc.(a)(b)	32,436
100	Synaptics, Inc.(a)	1,655
5,300	Three-Five Systems, Inc.(a)	26,977
6,100	Tollgrade Communications, Inc.(a)	74,298
500	Westell Technologies, Inc.(a)	3,659

		1,504,525

Computers & Peripherals 0.5%
16,700	Agilysys, Inc.	195,891
5,600	Avid Technology, Inc.(a)(b)	268,632

		464,523

Electronic Equipment & Instruments 3.3%
12,800	Anixter International, Inc.(b)	375,040
1,100	BEI Technologies, Inc.	23,188
17,500	Cognex Corp.	556,150

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	15

Portfolio of Investments

as of April 30, 2004 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

8,100	CTS Corp.	$105,705
1,800	Daktronics, Inc.(a)	38,214
8,000	DSP Group, Inc.(a)	198,240
6,700	EDO Corp.	152,090
4,700	GameStop Corp. (Class A)(a)	82,767
8,200	Global Imaging Systems, Inc.(a)(b)	283,884
2,700	InFocus Corp.(a)	22,059
6,400	Keithley Instruments, Inc.	133,440
25,700	Methode Eletronics, Inc. (Class A)	291,438
4,850	Park Electrochemical Corp.	114,315
400	Planar Systems, Inc.(a)	4,876
700	Rogers Corp.(a)	41,790
4,600	Technitrol, Inc.(a)	97,842
9,800	Teledyne Technologies, Inc.(a)	186,004
7,650	Trimble Navigation Ltd.(a)	191,632
8,300	X-Rite, Inc.	111,884

		3,010,558

IT Consulting & Services 0.7%
2,500	Bell Microproducts, Inc.(a)	16,300
4,600	CACI International, Inc. (Class A)(a)	209,300
5,100	Carreker Corp.(a)	37,128
14,000	CIBER, Inc.(a)(b)	122,500
500	Keynote Systems, Inc.(a)	5,930
4,200	Network Equipment Technologies, Inc.(a)	35,910
10,500	WebEx Communications, Inc.(a)(b)	235,620

		662,688

Office Electronics
150	Zebra Technologies Corp. (Class A)(a)	10,993

Semiconductor Equipment & Products 4.0%
3,800	Actel Corp.(a)	75,696
5,300	ATMI, Inc.(a)	117,024
19,400	Axcelis Technologies, Inc.(a)	203,894
600	Brooks Automation, Inc.(a)	9,984
2,100	Cohu, Inc.	36,750
1,700	Cree, Inc.(a)(b)	31,535
1,200	Exar Corp.(a)(b)	18,312
1,800	Helix Technology Corp.	31,680
29,500	Kulicke & Soffa Industries, Inc.(a)(b)	292,935
33,000	Microsemi Corp.(a)(b)	358,710
19,600	Photon Dynamics, Inc.(a)	607,600

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

36,000	Photronics, Inc.(a)	$536,040
21,000	Standard Microsystems Corp.(a)	500,640
18,000	Ultratech Stepper, Inc.(a)	289,980
21,100	Veeco Instruments, Inc.(a)	480,025

		3,590,805

Software 4.0%
9,200	ANSYS, Inc.(a)	340,860
3,800	BARRA, Inc.	155,230
11,600	Cerner Corp.(a)(b)	496,712
3,300	EPIQ Systems, Inc.(a)(b)	47,025
19,100	FileNET Corp.(a)(b)	524,486
3,500	Gerber Scientific, Inc.(a)	21,000
10,125	Kronos, Inc.(a)(b)	369,360
800	MapInfo Corp.(a)	8,840
1,800	Micromuse, Inc.(a)	12,078
8,200	MRO Software, Inc.(a)	109,306
3,000	Netegrity, Inc.(a)	25,200
5,900	Progress Software Corp.(a)	120,950
3,800	RadiSys Corp.(a)	70,946
35,900	SERENA Software, Inc.(a)(b)	637,943
1,400	SPSS, Inc.(a)	19,908
15,900	TALX Corp.	369,357
11,000	THQ, Inc.(a)(b)	203,940
2,200	Verity, Inc.(a)	27,280

		3,560,421
MATERIALS 4.6%

Chemicals 1.6%
3,800	A. Schulman, Inc.	76,000
2,800	Arch Chemicals, Inc.	81,788
1,400	Cytec Industries, Inc.	55,048
6,000	Georgia Gulf Corp.	191,160
200	H.B. Fuller Co.	5,480
16,600	MacDermid, Inc.(b)	537,508
16,300	OM Group, Inc.(a)	414,835
100	Omnova Solutions, Inc.(a)	475
9,500	PolyOne Corp.(a)	64,980
1,500	Quaker Chemical Corp.	37,890

		1,465,164

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	17

Portfolio of Investments

as of April 30, 2004 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Construction Materials 0.2%
200	Material Sciences Corp.(a)	$1,940
5,300	Texas Industries, Inc.(b)	178,663

		180,603

Containers & Packaging 0.4%
6,200	AptarGroup, Inc.	243,660
5,900	Chesapeake Corp.	133,989

		377,649

Metals & Mining 2.1%
26,800	Century Aluminum Co.(a)	530,640
10,100	Cleveland-Cliffs, Inc.(a)	478,538
17,600	Commercial Metals Co.(b)	461,120
200	Commonwealth Industries, Inc.	1,580
1,200	Quanex Corp.	48,960
1,000	RTI International Metals, Inc.(a)	14,650
300	Southern Peru Copper Corp.	8,709
14,600	Steel Dynamics, Inc.(a)	351,422
1,400	Steel Technologies, Inc.	27,006

		1,922,625

Paper & Forest Products 0.3%
7,900	Buckeye Technologies, Inc.(a)	82,950
1,700	Caraustar Industries, Inc.(a)	21,505
600	Pope & Talbot, Inc.	9,960
5,200	Rock-Tenn Co. (Class A)	77,480
900	Schweitzer-Mauduit International, Inc.	27,891

		219,786
TELECOMMUNICATION SERVICES 0.4%

Telecommunications
2,200	Anaren, Inc.(a)	32,450
12,200	Boston Communications Group, Inc.(a)	131,272
2,900	General Communication, Inc. (Class A)(a)	25,810
7,900	Intrado, Inc.(a)	135,801
2,600	Nextel Partners, Inc. (Class A)(a)(b)	34,710
2,800	Symmetricom, Inc.(a)	22,428

		382,471

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

UTILITIES 2.9%

Electric Utilities 0.3%
700	Central Vermont Public Service Corp.	$14,105
800	El Paso Electric Co.(a)	11,320
4,100	PNM Resources, Inc.	119,638
2,100	UIL Holding Corp.	94,857
3,300	Unisource Energy Corp.	80,619

		320,539

Gas Utilities 1.7%
11,600	Energen Corp.	479,660
500	Laclede Group, Inc.	13,795
2,400	New Jersey Resources Corp.	91,464
1,900	Northwest Natural Gas Co.	55,860
11,500	NUI Corp.	191,590
7,500	Southwest Gas Corp.	171,000
600	Southwestern Energy Co.(a)	15,090
16,200	UGI Corp.	510,300

		1,528,759

Multi-Utilities & Unregulated Power 0.7%
14,500	Avista Corp.	245,050
19,325	Southern Union Co.(a)(b)	379,930

		624,980

Water Utilities 0.2%
6,100	American States Water Co.	141,215

	Total long-term investments (cost $64,432,741)	89,155,352

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	19

Portfolio of Investments

as of April 30, 2004 (Unaudited) Cont’d.

Principal Amount (000)	Description	Value (Note 1)

SHORT-TERM INVESTMENTS 32.0%

U.S. Government Securities 0.1%
$52	United States Treasury Bill, 0.92%, 6/17/04(c)(d) (cost $51,938)	$51,941

Shares Mutual Fund 31.9%
	Dryden Core Investment Fund - Taxable Money Market Series(e)
28,729,657	(cost $28,729,657; Note 3)	28,729,657

	Total short-term investments (cost $28,781,595)	28,781,598

	Total Investments 131.1% (cost $93,214,336; Note 5)	117,936,950
	Liabilities in excess of other assets (31.1%)	(28,001,420)

	Net Assets 100%	$89,935,530

(a)	Non-income producing securities.
(b)	Securities, or portion thereof, on loan, see Note 4.
(c)	All or portion of security segregated as collateral for financial futures contracts.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Represents security or portion thereof, purchased with cash collateral received for securities on loan.

See Notes to Financial Statements.

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Statement of Assets and Liabilities

APRIL 30, 2004	SEMIANNUAL REPORT

Dryden Small-Cap Core Equity Fund, Inc.

Statement of Assets and Liabilities

as of April 30, 2004 (Unaudited)

Assets
Investments, at value, including securities on loan of $26,429,086 (cost $93,214,336)	$117,936,950
Cash	4,419
Receivable for investments sold	2,712,356
Receivable for Fund shares sold	73,218
Dividends and interest receivable	39,282
Deferred expenses	418

Total assets	120,766,643

Liabilities
Payable to broker for collateral for securities on loan (Note 4)	27,698,334
Payable for investments purchased	2,613,261
Payable for Fund shares reacquired	230,881
Accrued expenses	177,638
Distribution fee payable	58,858
Management fee payable	46,241
Due to broker-variation margin	5,900

Total liabilities	30,831,113

Net Assets	$89,935,530

Net assets were comprised of:
Common stock, at par	$6,976
Paid-in capital in excess of par	102,562,946

102,569,922
Accumulated net investment loss	(431,877)
Accumulated net realized loss on investments	(36,905,479)
Net unrealized appreciation on investments	24,702,964

Net assets, April 30, 2004	$89,935,530

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share
($24,416,660 ÷ 1,831,741 shares of common stock issued and outstanding)	$13.33
Maximum sales charge (5.50% of offering price)	0.78

Maximum offering price to public	$14.11

Class B
Net asset value, offering price and redemption price per share
($53,841,563 ÷ 4,240,805 shares of common stock issued and outstanding)	$12.70

Class C
Net asset value, offering price and redemption price per share
($8,399,717 ÷ 661,598 shares of common stock issued and outstanding)	$12.70

Class Z
Net asset value, offering price and redemption price per share
($3,277,590 ÷ 242,167 shares of common stock issued and outstanding)	$13.53

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	23

Statement of Operations

Six Months Ended April 30, 2004 (Unaudited)

Net Investment Loss
Income
Dividends (net of foreign withholding taxes of $223)	$399,914
Interest	87
Income from securities loaned, net	26,800

Total income	426,801

Expenses
Management fee	277,110
Distribution fee—Class A	31,025
Distribution fee—Class B	281,232
Distribution fee—Class C	43,750
Custodian’s fees and expenses	82,000
Transfer agent’s fees and expenses	70,000
Registration fees	25,000
Reports to shareholders	17,000
Audit fee	12,000
Legal fees and expenses	11,000
Directors’ fees	6,000
Miscellaneous	2,561

Total expenses	858,678

Net investment loss	(431,877)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain on:
Investment transactions	7,374,380
Financial futures transactions	32,077

7,406,457

Net change in unrealized appreciation (depreciation) on:
Investments	(962,514)
Financial futures contracts	(19,650)

(982,164)

Net gain on investments	6,424,293

Net Increase In Net Assets Resulting From Operations	$5,992,416

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2004	Year Ended October 31, 2003
Increase (Decrease) In Net Assets
Operations
Net investment loss	$(431,877)	$(748,012)
Net realized gain on investment transactions	7,406,457	1,716,270
Net change in unrealized appreciation (depreciation) on investments	(982,164)	22,676,571

Net increase in net assets resulting from operations	5,992,416	23,644,829

Fund share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	5,656,863	5,557,840
Cost of shares reacquired	(11,038,030)	(15,834,222)

Net decrease in net assets from Fund share transactions	(5,381,167)	(10,276,382)

Total increase	611,249	13,368,447

Net Assets
Beginning of period	89,324,281	75,955,834

End of period	$89,935,530	$89,324,281

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	25

Notes to Financial Statements

(Unaudited)

Dryden Small-Cap Core Equity Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was incorporated in Maryland on February 4, 1997. Investment operations commenced on November 10, 1997.

The Fund’s investment objective is to seek long-term capital appreciation. It invests primarily in equity securities of small-cap U.S. companies.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC(“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter are valued at market value using prices provided by an independent pricing agent or principal market maker. Future contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotatations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a

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security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than 60 days are valued at current market quotations.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures transactions.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividend or amounts equivalent thereto, on securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Dryden Small-Cap Core Equity Fund, Inc.	27

Notes to Financial Statements

(Unaudited) Cont’d

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities as required, is recorded on an accrual basis. The Fund amortizes premiums and discounts on purchases of debt securities as adjustments to interest income.

Net investment income or loss, (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined are in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the sub-advisor’s

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performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM furnishes investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of ..60 of 1% of the average daily net assets of the Fund.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS contractually agreed to limit such fees to .25 of 1% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it received approximately $31,700 and $3,100 in front-end sales charges resulting from sales of Class A shares and Class C shares, respectively, during the six months ended April 30, 2004. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2004, it received approximately $28,600 and $4,100 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“The Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. The SCA

Dryden Small-Cap Core Equity Fund, Inc.	29

Notes to Financial Statements

(Unaudited) Cont’d

provides for a commitment of $800 million and allows the Funds to increase the commitment to $1 billion, if necessary. Interest on any borrowings under the SCA will be incurred at market rates. The Funds pay a commitment of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the funds pro rata based on net assets. The purpose of the SCA is to serve as an alternative source of funding for the capital share redemptions. The expiration date of the SCA is April 30, 2004. Effective May 1, 2004, the commitment will be reduced to $500 million. All other terms and conditions will remain the same. The expiration of the renewed SCA will be October 29, 2004. The Fund did not borrow any amounts pursuant to the SCA during the six months ended April 30, 2004.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. During the six months ended April 30, 2004, the Fund incurred fees of approximately $55,900 for the services of PMFS. As of April 30, 2004, approximately $9,200 of such services were due to PMFS. The transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to nonaffiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The fund incurred approximately $12,300 in total networking fees, of which the amount relating to the services of Wachovia Securities, LLC (“Wachovia”), an affiliate of PI, was approximately $8,200 for the six months ended April 30, 2004. As of April 30, 2004 approximately $1,600 of such fees were due to Wachovia. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

PIM is the securities lending agent for the Fund. For the six months ended April 30, 2004, PIM has been compensated by the Fund approximately $8,900 for these services.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund

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registered under the Investment Company Act of 1940, as amended, and managed by PI. During the six months ended April 30, 2004, the Fund earned income of approximately $3,289 and $26,800, respectively, by investing its excess cash and collateral received from securities lending, respectively.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2004 were $21,533,978 and $27,995,206 respectively.

As of April 30, 2004, the Fund had securities on loan with an aggregate market value of $26,429,086. The Fund received $27,698,334 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund’s securities lending procedures.

During the six months ended April 30, 2004, the Fund entered into financial futures contracts. Details of open contracts at April 30, 2004 are as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2004	Unrealized Depreciation
2	Long Positions: Russell 2000 Index	Jun. 04	$579,500	$559,850	$(19,650)

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation as of April 30, 2004 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$93,332,218	$27,217,250	$2,612,518	$24,604,732

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales.

As of October 31, 2003, the Fund had a capital loss carryforward for tax purposes of approximately $44,225,200 of which $36,526,500 expires in 2007 and $7,698,700 expires in 2008. During the year ended October 31, 2003, the Fund utilized approximately $1,515,700 of its prior year capital loss carryforward. Accordingly, no capital gains distributions is expected to be paid to shareholders until net gains have been realized in excess of such carryforward.

Dryden Small-Cap Core Equity Fund, Inc.	31

Notes to Financial Statements

(Unaudited) Cont’d

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares were sold with a front-end sales charge of up to 5%. Class A shares purchased on or after March 15, 2004 are subject to a maximum front-end sales charge of 5.50%. Effective on March 15, 2004, all investors who purchased Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending upon the period of time the shares are held. Class C shares were sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class C shares purchased on or after February 2, 2004 are not subject to a front-end sales charge and the contingent deferred sales charge (CDSC) for Class C shares is 12 months from the date of purchase. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 2 billion shares of common stock, $.001 par value per share, divided into four classes, designated Class A, Class B, Class C and Class Z common stock, each of which consists of 500 million authorized shares.

32	Visit our website at www.jennisondryden.com

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2004:
Shares sold	143,261	$1,935,305
Shares reacquired	(252,268)	(3,359,914)

Net increase (decrease) in shares outstanding before conversion	(109,007)	(1,424,609)
Shares issued upon conversion from Class B	12,801	171,580

Net increase (decrease) in shares outstanding	(96,206)	$(1,253,029)

Year ended October 31, 2003:
Shares sold	174,002	$1,778,359
Shares reacquired	(421,688)	(4,238,478)

Net increase (decrease) in shares outstanding before conversion	(247,686)	(2,460,119)
Shares issued upon conversion from Class B	36,057	354,732

Net increase (decrease) in shares outstanding	(211,629)	$(2,105,387)

Class B
Six months ended April 30, 2004:
Shares sold	125,757	$1,599,488
Shares reacquired	(444,095)	(5,706,027)

Net increase (decrease) in shares outstanding before conversion	(318,338)	(4,106,539)
Shares reacquired upon conversion into Class A	(13,416)	(171,580)

Net increase (decrease) in shares outstanding	(331,754)	$(4,278,119)

Year ended October 31, 2003:
Shares sold	197,067	$1,936,742
Shares reacquired	(909,047)	(8,766,231)

Net increase (decrease) in shares outstanding before conversion	(711,980)	(6,829,489)
Shares reacquired upon conversion into Class A	(37,551)	(354,732)

Net increase (decrease) in shares outstanding	(749,531)	$(7,184,221)

Class C
Six months ended April 30, 2004:
Shares sold	59,197	$756,201
Shares reacquired	(120,945)	(1,534,518)

Net increase (decrease) in shares outstanding	(61,748)	$(778,317)

Year ended October 31, 2003:
Shares sold	116,002	$1,154,861
Shares reacquired	(221,734)	(2,121,940)

Net increase (decrease) in shares outstanding	(105,732)	$(967,079)

Dryden Small-Cap Core Equity Fund, Inc.	33

Notes to Financial Statements

(Unaudited) Cont’d

Class Z	Shares	Amount
Six months ended April 30, 2004:
Shares sold	97,915	$1,365,869
Shares reacquired	(31,710)	(437,571)

Net increase (decrease) in shares outstanding	66,205	$928,298

Year ended October 31, 2003:
Shares sold	68,105	$687,878
Shares reacquired	(72,261)	(707,573)

Net increase (decrease) in shares outstanding	(4,156)	$(19,695)

Note 7. Change in Independent Auditors

PricewaterhouseCoopers LLP was previously the independent auditors for the Fund. The decision to change the independent auditors was approved by the Audit Committee and by the Board of Directors in a meeting held on September 2, 2003, resulting in KPMG LLP’s appointment as independent auditors of the Fund.

The reports on the financial statements of the Fund audited by PricewaterhouseCoopers LLP through the year ended October 31, 2003 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Fund and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

34	Visit our website at www.jennisondryden.com

Financial Highlights

APRIL 30, 2004	SEMIANNUAL REPORT

Dryden Small-Cap Core Equity Fund, Inc.

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended April 30, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.46

Income (Loss) From Investment Operations
Net investment income (loss)	(.03)
Net realized and unrealized gain (loss) on investment transactions	.90

Total from investment operations	.87

Less Distributions
Distributions from net realized gains	—

Net asset value, end of period	$13.33

Total Return(b):	6.98%
Ratios/Supplemental Data:
Net assets, end of period (000)	$24,417
Average net assets (000)	$24,956
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(d)	1.34	%(a)
Expenses, excluding distribution and service (12b-1) fees	1.09	%(a)
Net investment income (loss)	(.41	)%(a)
For Class A, B, C and Z shares:
Portfolio turnover rate(e)	23%

(a)	Annualized.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c)	Calculated based upon average shares outstanding during the year.
(d)	The distributor contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% on the average daily net assets of Class A shares.
(e)	Not annualized for periods of less than one full year.

See Notes to Financial Statements.

36	Visit our website at www.jennisondryden.com

Class A
Year Ended October 31,			April 1, 2000 Through October 31, 2000(c)		Year Ended March 31,
2003	2002(c)	2001(c)			2000(c)	1999

$9.21	$9.36	$9.98	$9.28		$7.44	$10.95

(.05)	(.06)	(.08)	(.06)		(.01)	.03
3.30	(.09)	(.54)	.76		1.85	(3.41)

3.25	(0.15)	(.62)	.70		1.84	(3.38)

—	—	—	—		—	(.13)

$12.46	$9.21	$9.36	$9.98		$9.28	$7.44

35.29%	(1.60)%	(6.21)%	7.54%		24.73%	(31.00)%

$24,020	$19,707	$20,622	$24,749		$26,741	$46,736
$20,487	$23,299	$22,881	$25,180		$38,047	$82,332

1.37%	1.32%	1.50%	1.70	%(a)	1.45%	1.26%
1.12%	1.07%	1.25%	1.45	%(a)	1.20%	1.01%
(.44)%	(.57)%	(.81)%	(1.07	)%(a)	(.07)%	.16%

41%	44%	75%	87%		66%	106%

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	37

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended April 30, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.91

Income (Loss) From Investment Operations
Net investment loss	(.08)
Net realized and unrealized gain (loss) on investment transactions	.87

Total from investment operations	.79

Less Distributions
Distributions from net realized gains	—

Net asset value, end of period	$12.70

Total Return(b):	6.55%
Ratios/Supplemental Data:
Net assets, end of period (000)	$53,841
Average net assets (000)	$56,556
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.09	%(a)
Expenses, excluding distribution and service (12b-1) fees	1.09	%(a)
Net investment loss	(1.16	)%(a)

(a)	Annualized.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c)	Calculated based upon average shares outstanding during the year.

See Notes to Financial Statements.

38	Visit our website at www.jennisondryden.com

Class B
Year Ended October 31,			April 1, 2000 Through October 31, 2000(c)		Year Ended March 31,
2003	2002(c)	2001(c)			2000(c)	1999

$8.87	$9.08	$9.77	$9.12		$7.37	$10.93

(.12)	(.13)	(.15)	(.10)		(.07)	(.06)
3.16	(.08)	(.54)	.75		1.82	(3.37)

3.04	(0.21)	(.69)	.65		1.75	(3.43)

—	—	—	—		—	(.13)

$11.91	$8.87	$9.08	$9.77		$9.12	$7.37

34.27%	(2.31)%	(7.06)%	7.13%		23.91%	(31.61)%

$54,465	$47,215	$52,736	$63,340		$69,023	$102,094
$47,708	$56,876	$59,654	$64,967		$89,474	$158,085

2.21%	2.07%	2.25%	2.45	%(a)	2.20%	2.01%
1.12%	1.07%	1.25%	1.45	%(a)	1.20%	1.01%
(1.19)%	(1.32)%	(1.56)%	(1.82	)%(a)	(.82)%	(.58)%

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	39

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended April 30, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.91

Income (Loss) From Investment Operations
Net investment loss	(.08)
Net realized and unrealized gain (loss) on investment transactions	.87

Total from investment operations	.79

Less Distributions
Distributions from net realized gains	—

Net asset value, end of period	$12.70

Total Return(b):	6.55%
Ratios/Supplemental Data:
Net assets, end of period (000)	$8,400
Average net assets (000)	$8,798
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.09	%(a)
Expenses, excluding distribution and service (12b-1) fees	1.09	%(a)
Net investment loss	(1.16	)%(a)

(a)	Annualized.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c)	Calculated based upon average shares outstanding during the year.

See Notes to Financial Statements.

40	Visit our website at www.jennisondryden.com

Class C
Year Ended October 31,			April 1, 2000 Through October 31, 2000(c)		Year Ended March 31,
2003	2002(c)	2001(c)			2000(c)	1999

$8.87	$9.08	$9.77	$9.12		$7.37	$10.93

(.12)	(.13)	(.15)	(.10)		(.07)	(.08)
3.16	(.08)	(.54)	.75		1.82	(3.35)

3.04	(0.21)	(.69)	.65		1.75	(3.43)

—	—	—	—		—	(.13)

$11.91	$8.87	$9.08	$9.77		$9.12	$7.37

34.27%	(2.31)%	(7.06)%	7.13%		23.91%	(31.61)%

$8,616	$7,355	$6,819	$7,800		$8,056	$14,951
$7,397	$8,066	$7,514	$7,694		$11,845	$27,182

2.12%	2.07%	2.25%	2.45	%(a)	2.20%	2.01%
1.12%	1.07%	1.25%	1.45	%(a)	1.20%	1.01%
(1.19)%	(1.32)%	(1.56)%	(1.82	)%(a)	(.82)%	(.59)%

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	41

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended April 30, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.64

Income (Loss) From Investment Operations
Net investment income (loss)	(.01)
Net realized and unrealized gain (loss) on investment transactions	.90

Total from investment operations	.89

Less Distributions
Distributions from net realized gains	—

Net asset value, end of period	$13.53

Total Return(b):	7.04%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3,278
Average net assets (000)	$2,568
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.09	%(a)
Expenses, excluding distribution and service (12b-1) fees	1.09	%(a)
Net investment income (loss)	(.16	)%(a)

(a)	Annualized.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c)	Calculated based upon average shares outstanding during the year.

See Notes to Financial Statements.

42	Visit our website at www.jennisondryden.com

Class Z
Year Ended October 31,			April 1, 2000 Through October 31, 2000(c)		Year Ended March 31,
2003	2002(c)	2001(c)			2000(c)	1999

$9.32	$9.44	$10.05	$9.33		$7.46	$10.96

(.02)	(.03)	(.06)	(.05)		(.02)	.05
3.34	(.09)	(.55)	.77		1.89	(3.42)

3.32	(.12)	(.61)	.72		1.87	(3.37)

—	—	—	—		—	(.13)

$12.64	$9.32	$9.44	$10.05		$9.33	$7.46

35.62%	(1.27)%	(6.07)%	7.72%		25.07%	(30.88)%

$2,223	$1,679	$1,667	$1,148		$872	$4,121
$1,827	$2,078	$1,686	$855		$1,847	$5,315

1.12%	1.07%	1.25%	1.45	%(a)	1.20%	1.01%
1.12%	1.07%	1.25%	1.45	%(a)	1.20%	1.01%
(.19)%	(.32)%	(.56)%	(.83	)%(a)	.22%	.43%

See Notes to Financial Statements.

Dryden Small-Cap Core Equity Fund, Inc.	43

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the SEC’s website at http://www.sec.gov.

DIRECTORS
David E.A. Carson•Robert F. Gunia•Robert E. La Blanc•Douglas H. McCorkindale• Richard A. Redeker•Judy A. Rice•Robin B. Smith•Stephen D. Stoneburn• Clay T. Whitehead

OFFICERS
Judy A. Rice, President•Robert F. Gunia, Vice President•Grace C. Torres, Treasurer and Principal Financial and Accounting Officer• William V. Healey, Chief Legal Officer•Maryanne Ryan, Anti-Money Laundering Compliance Officer• Lee D. Augsburger, Chief Compliance
Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 14th Floor 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19101

INDEPENDENT AUDITORS	KPMG LLP	757 Third Avenue New York, NY 10017

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

Dryden Small-Cap Core Equity Fund, Inc.
Share Class	A	B	C	Z
NASDAQ	PQVAX	PQVBX	PQVCX	PSQZX
CUSIP	26249A103	26249A202	26249A301	26249A400

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

The views expressed in this report and information about the Fund portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of April 30, 2004 were not audited, and accordingly, no auditor’s opinion is expressed on them.

Quantitative Management and Prudential Fixed Income are business units of Prudential Investment Management, Inc. (PIM), and Jennison Associates LLC is a subsidiary of PIM. Jennison Associates LLC and PIM are registered investment advisers. PIM is a subsidiary of Prudential Financial, Inc.

E-DELIVERY

To receive your mutual fund documents online, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your
e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Small-Cap Core Equity Fund, Inc.
Share Class	A	B	C	Z
NASDAQ	PQVAX	PQVBX	PQVCX	PSQZX
CUSIP	26249A103	26249A202	26249A301	26249A400

MF176E2    IFS-A092800    Ed. 06/2004

Item 2 –	Code of Ethics — Not required as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not applicable with semi-annual filing

Item 4 –	Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 9 –	Submission of Matters to a Vote of Security Holders: None.

Item 10 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11 –	Exhibits

(a)	Code of Ethics – Not applicable with semi-annual filing.

(b)	Certifications pursuant to Section 302 and 906 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Dryden Small-Cap Core Equity Fund, Inc.

By (Signature and Title)*	/s/ William V. Healey
William V. Healey
Chief Legal Officer

Date June 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date June 29, 2004

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date June 29, 2004

*	Print the name and title of each signing officer under his or her signature.